Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
10.	LOANS PAYABLE

Short-term loans

On January 11, 2011, Baidu Holdings entered into a short-term loan arrangement with the Bank of China (Macau Branch) for the working capital of Baidu Japan and its subsidiaries in Japan and in the USA. The commitment of the loan amounts to RMB186.90 million (US$30 million), with a floating interest rate of LIBOR plus 1.5% per annum and a maturity term of twelve months. The total amount of RMB124.60 million (US$20 million) drawn down by Baidu Holdings has been fully repaid in cash upon maturity in January 2012.

Long-term loans

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China, which is due according to a quarterly installment schedule between July 30, 2012 and October 30, 2013. Baidu Netcom has the right to repay and may terminate the loan upon an advanced notice. The Company early repaid all the remaining loan balance in 2012, with no penalty incurred.

On July 19, 2011, the Company borrowed a two-year unsecured loan from Goldman Sachs Lending Partners LLC of RMB2.18 billion (US$350.00 million), at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.

On September 18, 2012, the Company entered into a loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch), pursuant to which the Company is committed to borrow an unsecured Australian Dollars (AU$) denominated loan with a floating interest rate. The loan commitment amounting to RMB679.86 million (AU$105 million) is intended for the general working capital of the Company and can be drawn down from time to time within two years. On October 17, 2012, the Company drew down RMB355.50 million (AU$55.00 million) with a term of two years under the loan commitment. In connection with the drawn down of the loan commitment, the Company entered into a currency swap agreement, pursuant to which the loan will be settled in a fixed US$ amount of US$56.76 million with a fixed annual interest rate of 2.75% during the term of the loan. The currency swap agreement met the definition of a derivative in accordance with ASC 815. The fair value of the derivative related to the currency swap agreement was insignificant for the year ended December 31, 2012.

The following table summarizes the aggregate required repayments of the principal amounts of the long-term borrowings, excluding the notes payable (Note 11), in the succeeding five years:

	RMB	US$
	(In thousands)
2013	2,180,535	350,000
2014	353,620	56,760
2015, 2016 and 2017	—	—

	2,534,155	406,760